Schedule I - Condensed Financial Information Of Registrant (Long-Term Indebtedness) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 14, 2020
Condensed Financial Statements, Captions [Line Items]
Unamortized discount - net	$ (6,600)	$ (6,500)
Debt Issuance Costs, Net	(26,000)	(20,700)
Long-term debt	2,651,185	2,651,629
Current portion of long-term debt	94,907	559,199
Net Long-term Debt	2,556,278	2,092,430
Loss on early extinguishment of debt	2,424	0	$ 0
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Unamortized discount - net	(625)	(313)
Debt Issuance Costs, Net	(8,600)	(3,959)
Long-term debt	870,775	870,728
Current portion of long-term debt	0	469,313
Net Long-term Debt	870,775	401,415
Loss on early extinguishment of debt	2,415	0	$ 0
Parent Company [Member] | Bank Term Loan Maturing July 2020 [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term debt	0	65,000		$ 65,000
Parent Company [Member] | 3.45% Senior Secured Notes [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term debt	$ 0	405,000
Debt, stated interest rate	3.45%
Parent Company [Member] | Three Point Seven Zero Percent Senior Secured Notes [Domain]
Condensed Financial Statements, Captions [Line Items]
Long-term debt	$ 405,000	405,000
Debt, stated interest rate	3.70%
Parent Company [Member] | Four Point Two Five Percent Senior Secured Notes
Condensed Financial Statements, Captions [Line Items]
Long-term debt	$ 475,000	$ 0
Debt, stated interest rate	4.25%